Common Stock: (Details Textual) (USD $)	9 Months Ended							0 Months Ended	9 Months Ended		12 Months Ended	9 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Aug. 21, 2013	Aug. 05, 2013	Feb. 28, 2013	Dec. 31, 2012	Dec. 31, 2013 Series A Preferred Stock [Member]	Aug. 05, 2013 Blue Flash Common Stock [Member]	Sep. 30, 2014 Blue Flash Common Stock [Member]	Sep. 30, 2014 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Sep. 30, 2014 Preferred Stock [Member]	Feb. 28, 2013 NBI [Member]	Aug. 23, 2013 NBI [Member] Series A Preferred Stock [Member]	May 17, 2013 NBI [Member] Series A Preferred Stock [Member]	Aug. 21, 2013 NBI [Member] Maximum [Member]	Aug. 21, 2013 NBI [Member] Minimum [Member]	Aug. 05, 2013 Blue Flash [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	300,000,000	300,000,000		300,000,000		300,000,000							45,000,000			57,000,000	45,000,000
Common Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001				$ 0.0001	$ 1.00	$ 0.0001			$ 0.01		$ 0.01
Common Stock, Shares, Issued	22,131,866	21,740,006			19,000,000	21,690,406							1,000
Preferred Stock, Shares Authorized	50,000,000	50,000,000	50,000,000	50,000,000		50,000,000
Preferred Stock, Par or Stated Value Per Share	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001								$ 1.00	$ 1.00
Common Stock, Shares, Outstanding	22,131,866	21,740,006				21,690,406			100				1,000					100
Business Acquisition, Equity Interest Issued or Issuable, Description								each share of common stock of BlueFlash, $0.0001 par value per share (BlueFlash Common Stock) was automatically converted into 2.242 shares of Neurotrope Common Stock.	each share of common stock of BlueFlash, $0.0001 par value per share was automatically converted into 2.242 shares of Neurotrope Common Stock.
Surrender Of Share	20,178,000	20,178,000
Conversion of Stock, Shares Converted												348,000
Stock Issued During Period, Shares, Conversion of Convertible Securities										348,000
Stock Issued During Period, Shares, Issued for Services	25,000									43,860	49,600